Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,848,300)	$ (1,659,700)	$ 197,000	$ (1,358,900)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation expense	419,200	296,000	427,600	210,000
Amortization of right of use assets	194,700	91,200
Income from Equity Method Investment				(1,229,700)
Loss on sale of equipment	27,900
Stock compensation	11,000	4,300	7,100
Shares issued for Services				112,000
Amortization			153,500
Net change in assets and liabilities:
Accounts receivable	(42,500)	(66,300)	40,200	163,000
Prepaid expenses	(255,900)	(40,100)	(102,900)	25,300
Real estate	(8,286,200)	(6,613,100)	(6,089,900)	(7,166,900)
Deferred revenue	1,297,400	66,900	73,200
Deferred income tax	(561,500)	(439,800)	(634,600)	463,000
Payments on right of use liability	(209,000)	(90,100)	(170,700)
Income tax payable			(54,800)	54,800
Accounts payable and accrued expenses	(605,500)	2,125,000	2,969,400	449,400
NET CASH USED IN OPERATING ACTIVITIES	(9,858,700)	(6,325,700)	(3,184,900)	(8,278,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(401,100)	(317,900)	(402,800)	(513,000)
Proceeds on the sale of equipment	330,400
Contributions to Equity Method Investment				(43,400)
Proceeds from Equity Method Investment				1,664,000
NET CASH USED IN INVESTING ACTIVITIES	(70,700)	(317,900)	(402,800)	1,107,600
CASH FLOWS FROM FINANCING ACTIVITIES
Construction loans, net	8,829,900	546,600	(7,524,600)	8,292,000
Financing fees construction loans	(573,100)		(1,289,100)
Construction loans related parties, net	(6,515,700)	7,418,200	13,720,800	(654,900)
Financing fees related party construction loans	(396,900)	(488,500)
Payments on financing leases	(380,000)	(138,900)	(185,100)	(170,400)
Contributions				58,100
Note payable PPP	582,800
Due to related party	(8,100)		8,100
Net proceeds from issuance of common stock	10,789,100
Distributions		(371,600)	(488,400)	(749,300)
Repayment for equipment loans	(476,700)	(254,800)	(444,900)	(201,600)
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,851,300	6,711,000	3,796,800	6,573,900
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	1,921,900	67,400	209,100	(596,500)
CASH AND RESTRICTED CASH	430,000	220,900	220,900	817,400
CASH AND RESTRICTED CASH	2,351,900	288,300	430,000	220,900
SUPPLEMENTAL CASH FLOW INFORMATION
Cash Paid During the Period for: Interest paid	1,266,300	1,075,400	352,800	117,700
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Financing of assets additions	2,002,900	2,176,300	2,924,500	1,078,100
Amortization of debt discount capitalized	1,323,300		738,400
Distribution of land		356,500	(356,500)
Right of use asset		1,286,000	$ 1,286,200
Stock issued for conversion of related interest and principle	$ 497,000